Auditor fees	12 Months Ended
Dec. 31, 2021
Auditor fees
Auditor fees

28. Auditor fees

The fees for services provided by our external auditors, KPMG Accountants N.V. for the year ended December 31, 2021 and Deloitte Accountants B.V. for the years ended December 31, 2020 and 2019, are specified below for each of the financial years indicated:

	2021	2020	2019

	(€ in thousands)
Audit fees	419	487	515
Audit-related fees	64	24	57
Tax fees	—	—	—
All other fees	—	—	—
	483	511	572

Audit fees consist of aggregate fees for professional services provided in connection with the annual audit of our financial statements, procedures on our quarterly financial statements, consultations on accounting matters directly related to the audit. Audit-related fees consist of procedures relating to share offerings, such as comfort letters, as well as consents and review of documents filed with the SEC.